Earnings / (Loss) per share potentially dilutive securities (Table) (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share [Abstract]
Private warrants	1,138,917	1,138,917	1,138,917
Non-vested shares	0	2,218	3,332
Underwriters' purchase options common shares	0	0	66,667
Underwriters' purchase options warrants	0	0	1,000,000
Total	1,138,917	1,141,135	2,208,916